TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TAXES RECOVERABLE
Vat Recoverable	$ 179	$ 3,231
Gst Recoverable	16	20
Income Taxes Recoverable	0	3,329
Total Taxes Recoverable	$ 195	$ 6,580